FT Vest Emerging Markets Buffer ETF - September Expense Example, No Redemption - FT Vest Emerging Markets Buffer ETF - September - FT Vest Emerging Markets Buffer ETF - September	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166